Share-Based Compensation (Details) - Schedule of RSUs Award Activity - Restricted Stock Units (RSUs) [Member] - shares	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Schedule of RSUs Award Activity [Line Items]
Nonvested at beginning	939,330
Granted		939,330
Forfeited	7,893
Vested
Nonvested at ending	931,437	939,330
Vested at December 31, 2023